Jul. 29, 2026
SEI QIM U.S. Equity Factor Allocation Active ETF | SEI QiM U.S. Equity Factor Allocation Active ETF
Investment Objective
Long-term growth of capital and income.
Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.30%

[1] The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

[2] Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$31
3 Years	$97

1 Year	$31
3 Years	$97

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities of U.S. companies of all capitalization ranges. The Fund's investments in equity and equity-related securities may include common stock and preferred stock, structured notes and convertible bonds, and to a lesser extent, American Depositary Receipts (ADRs) and interests in U.S. real estate investment trusts (REITs).

The Fund seeks to provide long-term growth of capital and income by investing in U.S. equity securities that SEI Investments Management Corporation (SIMC or the Adviser) believes exhibit above-average profitability and earnings momentum while trading at a discount to their fair valuation. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. issuers based on certain characteristics (Factors) that are determined by the Adviser and are grouped into families of Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Fund — Factors" section. The Adviser uses its own judgment and systems to assess which Factors to use and what portion of the Fund's assets should be invested in each security identified. Based on perceived market opportunities, the Adviser may allocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

Performance Information

The Fund commenced operations on July 14, 2026. Because the Fund does not have a full calendar year of performance, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund's website at www.seic.com/financial-advisors/flexible-investment-solutions/etfs/sei-qim-factor-etfs.